Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension schemes	$ 1.7	$ 1.6	$ 1.3
Employer contribution (percent)	5.00%
Employer contributions	$ 0.3	$ 0.3	$ 0.3